Share-Based Compensation - Summary of Non-vested Shares and RSUs Movement (Detail) - shares	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Non-vested RSUs of the Company outstanding
Disclosure Of NonVested Shares And RSUs [Line Items]
Balance	0	0
Company granted shares	17,540	0
Vested	0	0
Balance	17,540	0
Class A ordinary shares of the Company
Disclosure Of NonVested Shares And RSUs [Line Items]
Balance	38,710	0
Company granted shares	0	38,710
Vested	0	0
Balance	38,710	38,710
Ordinary shares of PolicyPal
Disclosure Of NonVested Shares And RSUs [Line Items]
Balance	0	0
Company granted shares	5,827	0
Vested	(5,827)	0
Balance	0	0